CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)			$ 51,156	$ (128,360)	$ (402,542)	$ (1,965)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	$ (526,972)	$ (6,456)	(710,474)	(6,456)	(13,316)
Unrealized loss on marketable securities held in Trust Account		1,839		1,839
Changes in operating assets and liabilities:
Prepaid expenses			121,332	(358,717)	(188,617)
Income taxes payable			93,016
Accrued expenses			(91,174)	78,728	243,343	225
Other assets					(102,849)
Net cash used in operating activities			(536,144)	(412,966)	(463,981)	(1,740)
Cash Flows from Investing Activities:
Investment of cash in Trust Account				(116,725,000)	(116,725,000)
Net cash used in investing activities				(116,725,000)	(116,725,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid				113,850,000	113,850,000
Proceeds from sale of Private Units				4,615,000
Proceeds from promissory note - related party				200,000	200,000
Repayment of promissory note - related party				(200,000)	(200,000)
Payment of offering costs				(496,204)	(496,204)	(469)
Net cash provided by financing activities				117,968,796	117,968,796	(469)
Net Change in Cash			(536,144)	830,830	779,815	(2,209)
Cash - Beginning of period			802,606	22,791	22,791	25,000
Cash - End of period	$ 266,462	$ 853,621	266,462	853,621	802,606	$ 22,791
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs				5,000
Initial classification of common stock subject to possible redemption				$ 116,725,000	116,725,000
Remeasurement for common stock to redemption amount			$ 351,183		$ 7,799,173